Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock based compensation
Stock-based compensation
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Stock option awards	$20,443	$18,623	$17,075
Restricted stock unit awards	14,905	14,781	13,823
Deferred compensation matching stock unit awards	124	269	281
Employee stock purchase plans	485	566	471
Awards under Non-employee Director compensation plan	880	889	836
Total stock-based compensation, before income taxes	36,837	35,128	32,486
Income tax benefit	(13,862)	(13,288)	(12,228)
Total stock-based compensation expense, net of income taxes	$22,975	$21,840	$20,258

Stock-based compensation, allocation by financial statement line item
December 31,	2011	2010	2009
(Dollars in thousands)
Selling, general and administrative expense	$33,949	$32,838	$30,036
Cost of services and products	2,888	2,290	2,450
Total stock-based compensation	$36,837	$35,128	$32,486

TDS Parent Company | Long-Term Incentive Plans | Stock Options
Stock based compensation
Stock-based compensation, fair value assumptions
	2011	2010	2009
Expected life	5.5 Years	5.3 Years	5.1 Years
Expected annual volatility rate	37.6%	37.8%	43.0%
Dividend yield	1.6%	1.7%	1.6%
Risk-free interest rate	2.1%	2.1%	2.5%
Estimated annual forfeiture rate	3.0%	3.0%	1.9%

TDS Parent Company | Long-Term Incentive Plans | Tandem Options
Stock based compensation
Summary of stock options
					Weighted
					Average
		Weighted	Weighted		Remaining
	Number of	Average	Average	Aggregate	Contractual
	Tandem	Exercise	Grant Date	Intrinsic	Life
Tandem Options	Options	Price	Fair Value	Value	(in years)
Outstanding at December 31, 2008	987,000	$81.03
(987,000 exercisable)		81.03
Exercised	(6,000)	49.84		$50,000
Forfeited	—	—
Expired	(80,000)	75.44
Outstanding at December 31, 2009	901,000	$81.73
(901,000 exercisable)		81.73
Exercised	(2,000)	45.53		$46,000
Forfeited	—	—
Expired	(248,000)	113.56
Outstanding at December 31, 2010	651,000	$69.60
(651,000 exercisable)		69.60
Exercised	(2,000)	53.77		$30,000
Forfeited	—	—
Expired	(78,000)	99.23
Impact of Share Consolidation	(571,000)	65.64		$158,000	2.1
Outstanding at December 31, 2011	—

TDS Parent Company | Common Shares | Long-Term Incentive Plans | Stock Options
Stock based compensation
Summary of stock options
					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2010	—	$—
Impact of Share Consolidation
Reclassification of Tandem Options	1,192,000	31.45
Reclassification of Special Common Options	6,024,000	34.38
Outstanding at December 31, 2011	7,216,000	$33.89		$373,000	6.5
(4,865,000 exercisable)		$36.67		$373,000	5.4

TDS Parent Company | Common Shares | Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation
Summary of nonvested restricted stock units
Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	—	$—
Impact of Share Consolidation	389,000	27.45
Nonvested at December 31, 2011	389,000	$27.45

TDS Parent Company | Special Common Shares | Long-Term Incentive Plans | Stock Options
Stock based compensation
Summary of stock options
					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Special Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2008	2,614,000	$44.77
(1,428,000 exercisable)		52.59
Granted	1,399,000	26.95	$9.60
Exercised	—	—		$—
Forfeited	(68,000)	31.19
Expired	(85,000)	48.81
Outstanding at December 31, 2009	3,860,000	$38.46
(1,732,000 exercisable)		48.91
Granted	1,387,000	26.66	$8.37
Exercised	(5,000)	26.95		$17,000
Forfeited	(105,000)	29.64
Expired	(29,000)	45.16
Outstanding at December 31, 2010	5,108,000	$35.41
(2,506,000 exercisable)		43.14
Granted	1,034,000	29.94	$9.59
Exercised	(5,000)	26.95		$19,000
Forfeited	(34,000)	28.12
Expired	(79,000)	35.00
Impact of Share Consolidation	(6,024,000)	$34.38		$—	7.3
Outstanding at December 31, 2011	—

TDS Parent Company | Special Common Shares | Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation
Summary of nonvested restricted stock units
Special Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	334,000	$26.28
Granted	236,000	28.73
Vested	(179,000)	26.95
Forfeited	(2,000)	26.92
Impact of Share Consolidation	(389,000)	27.45
Nonvested at December 31, 2011	—	$—

U.S. Cellular | US Cellular Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Stock based compensation
Stock-based compensation, fair value assumptions
	2011	2010	2009
Expected life	4.3 years	0.9-8.0 years	3.9 years
Expected volatility	43.4%-44.8%	26.9%-43.9%	40.3%-44.2%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.7%-2.0%	0.4%-3.1%	1.2%-2.2%
Estimated annual forfeiture rate	0.0%-7.8%	0.0%-8.4%	6.9%

Summary of stock options
					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2008	1,626,000	$57.15
(624,000 exercisable)		51.56
Granted	748,000	34.21	$11.75
Exercised	(181,000)	34.01		$821,000
Forfeited	(130,000)	47.98
Expired	(34,000)	56.84
Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		$54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	$50.10		$4,423,000	6.9
(1,321,000 exercisable)		$53.68		$2,361,000	5.5

U.S. Cellular | US Cellular Common Shares | 2005 Long-Term Incentive Plan | Restricted Stock Units
Stock based compensation
Summary of nonvested deferred stock units
	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	752,000	$42.69
Granted	346,000	49.35
Vested	(189,000)	55.93
Forfeited	(64,000)	42.48
Nonvested at December 31, 2011	845,000	$42.48